Basic and diluted net loss per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of basic and diluted net loss per share

Basic and diluted net loss per share for the years ended December 31, 2017, 2018 and 2019 are calculated as follows:

	For the years ended December 31,
	2017	2018	2019
Numerator:
Net loss attributable to ordinary shareholders of the Company	(24,619)	(32,409)	(9,603)
Accretion of convertible redeemable preferred shares redemption value	(1,662)	-	-
Accretion to redeemable ordinary shares redemption value	(3,650)	-	-
Numerator for basic and diluted net loss per share	(29,931)	(32,409)	(9,603)
Denominator:
Denominator for basic and diluted net loss per share
- weighted average shares outstanding	13,931,503	26,452,409	28,583,548
Basic net loss per share	(2.15)	(1.23)	(0.34)
Diluted net loss per share	(2.15)	(1.23)	(0.34)

Computation of diluted net loss per ordinary share

The following ordinary share equivalents were excluded from the computation of diluted net loss per ordinary share for the years presented because including them would have had an anti-dilutive effect:

	As of December 31,
	2017	2018	2019
Share options, RSUs and warrants – weighted average (thousands)	1,071	505	505
Convertible notes – weighted average (thousands)	-	929	6,909